Assets and liabilities held for sale and discontinued operations - Narrative (Details) $ in Thousands	Jun. 25, 2018 USD ($) T	Jun. 15, 2018 USD ($)	Jun. 30, 2018 USD ($) operation	Dec. 31, 2017 USD ($) operation
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale			$ 1,319	$ 0	[1]
Number of discontinued operations | operation			0	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sales of vessels previously held for sale		$ 123,000
Assets held for sale			$ 1,319	$ 0
Vessels | Suezmax Cap Romuald
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T	146,640
Proceeds from sales of vessels previously held for sale	$ 10,600
Costs to sell	300
Gain from sale of vessel	$ 9,000
Cost | Vessels | Suezmax Cap Romuald
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale			$ 1,300

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.